Investment Portfolioas of March 31, 2023 (Unaudited)
DWS International Growth VIP
	Shares	Value ($)

Common Stocks 96.7%
Brazil 0.4%
Pagseguro Digital Ltd. "A"* (Cost $232,442)	8,312	71,234
Canada 7.5%
Agnico Eagle Mines Ltd.	2,998	152,839
Alimentation Couche-Tard, Inc.	6,594	331,530
Brookfield Asset Management Ltd. "A"	4,872	159,588
Brookfield Corp.	18,610	606,288
Canadian National Railway Co.	1,630	192,332
(Cost $812,560)		1,442,577
China 5.8%
Alibaba Group Holding Ltd. (ADR)*	1,801	184,026
ANTA Sports Products Ltd.	9,200	133,339
JD.com, Inc. "A"	295	6,349
Meituan "B", 144A*	830	15,141
Minth Group Ltd.	20,870	63,003
Ping An Insurance Group Co. of China Ltd. "H"	51,500	333,679
Tencent Holdings Ltd.	7,700	375,736
(Cost $1,118,406)		1,111,273
Denmark 0.9%
Novo Nordisk AS "B" (Cost $139,596)	1,100	174,302
France 12.9%
Airbus SE	1,437	192,191
Capgemini SE	1,626	301,958
Cie de Saint-Gobain	2,358	134,160
LVMH Moet Hennessy Louis Vuitton SE	425	390,260
Schneider Electric SE	1,291	215,653
Teleperformance	1,022	245,500
TotalEnergies SE	9,236	545,405
Vinci SA	4,084	468,709
(Cost $1,844,602)		2,493,836
Germany 14.6%
adidas AG	541	95,596
Allianz SE (Registered)	1,922	443,529
Auto1 Group SE 144A*	3,064	21,683
Brenntag SE	2,700	203,260
Deutsche Boerse AG	2,682	521,953
Deutsche Post AG (Registered)	3,278	153,634
Deutsche Telekom AG (Registered)	12,418	300,952
Evonik Industries AG	3,054	64,054
Evotec SE*	5,875	123,936
ING Groep NV	20,000	237,643
SAP SE	2,051	258,600
Siemens Healthineers AG 144A	1,799	103,502

TeamViewer SE 144A*	6,750	114,825
Wacker Chemie AG	591	95,951
Zalando SE 144A*	1,585	66,297
(Cost $2,926,069)		2,805,415
Hong Kong 1.1%
Techtronic Industries Co., Ltd. (Cost $106,056)	20,097	218,340
Ireland 4.0%
Experian PLC	8,235	271,047
ICON PLC* (a)	926	197,784
Kerry Group PLC "A"	2,976	296,532
(Cost $645,001)		765,363
Israel 0.1%
Kornit Digital Ltd.* (a) (Cost $100,470)	1,041	20,154
Japan 8.9%
Anycolor, Inc.*	400	18,106
Daikin Industries Ltd.	1,800	323,346
Fast Retailing Co., Ltd.	990	216,718
Hoya Corp.	2,400	265,002
Keyence Corp.	700	342,924
Lasertec Corp.	400	70,920
MISUMI Group, Inc.	5,611	140,723
Shimadzu Corp.	6,200	194,361
Shiseido Co., Ltd.	2,900	135,602
(Cost $1,217,849)		1,707,702
Korea 1.4%
Samsung Electronics Co., Ltd. (Cost $237,050)	5,537	274,016
Netherlands 6.4%
Adyen NV 144A*	84	133,479
ASML Holding NV	719	487,812
Koninklijke DSM NV	1,139	134,434
NXP Semiconductors NV (a)	573	106,850
Prosus NV	1,926	150,450
Universal Music Group NV	8,499	215,071
(Cost $996,065)		1,228,096
Norway 0.4%
Mowi ASA (Cost $106,119)	4,673	86,522
Singapore 3.3%
DBS Group Holdings Ltd. (Cost $473,497)	25,700	639,339
Sweden 2.2%
Assa Abloy AB "B"	5,875	140,847
Hexagon AB "B"	12,604	144,866
Spotify Technology SA* (b)	1,099	146,849
(Cost $446,611)		432,562
Switzerland 9.2%
Alcon, Inc.	2,013	141,319
Lonza Group AG (Registered)	1,100	660,498

Nestle SA (Registered)	4,859	591,778
Roche Holding AG (Genusschein)	1,072	306,170
Sportradar Holding AG "A"* (a) (c)	5,884	68,431
(Cost $1,290,115)		1,768,196
Taiwan 2.3%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $227,486)	25,000	443,384
United Kingdom 5.1%
AstraZeneca PLC	2,045	283,045
Farfetch Ltd. "A"* (b) (c)	6,537	32,097
Halma PLC	5,177	142,840
Rentokil Initial PLC	70,733	516,759
VTEX "A"* (b)	3,086	11,850
(Cost $1,005,533)		986,591
United States 7.3%
EPAM Systems, Inc.*	325	97,175
Marsh & McLennan Companies, Inc.	1,977	329,269
Mastercard, Inc. "A"	485	176,254
NVIDIA Corp.	1,041	289,158
Schlumberger NV	6,300	309,330
Thermo Fisher Scientific, Inc.	345	198,848
(Cost $559,773)		1,400,034
Uruguay 2.9%
Globant SA*	2,580	423,146
MercadoLibre, Inc.*	99	130,488
(Cost $406,260)		553,634
Total Common Stocks (Cost $14,891,560)		18,622,570

Preferred Stocks 0.7%
Germany
Sartorius AG (Cost $78,503)	336	141,145

Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.66% (d) (e) (Cost $31,776)	31,776	31,776

Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 4.78% (d) (Cost $226,538)	226,538	226,538

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $15,228,377)	98.7	19,022,029
Other Assets and Liabilities, Net	1.3	242,089
Net Assets	100.0	19,264,118
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2023	Value ($) at 3/31/2023
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.66% (d) (e)
58,500	—	26,724 (f)	—	—	72	—	31,776	31,776
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 4.78% (d)
328,851	2,157,816	2,260,129	—	—	7,583	—	226,538	226,538
387,351	2,157,816	2,286,853	—	—	7,655	—	258,314	258,314

*	Non-income producing security.
(a)	Listed on the NASDAQ Stock Market, Inc.
(b)	Listed on the New York Stock Exchange.
(c)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2023 amounted to $32,768, which is 0.2% of net assets.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
At March 31, 2023 the DWS International Growth VIP had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)
Information Technology	3,692,835	20%
Financials	3,652,255	19%
Industrials	3,436,655	18%
Health Care	2,595,551	14%
Consumer Discretionary	1,573,878	8%
Consumer Staples	1,441,964	8%
Communication Services	1,068,564	6%
Energy	854,735	5%
Materials	447,278	2%
Total	18,763,715	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$71,234	$—	$—	$71,234
Canada	1,442,577	—	—	1,442,577
China	184,026	927,247	—	1,111,273
Denmark	—	174,302	—	174,302
France	—	2,493,836	—	2,493,836
Germany	—	2,805,415	—	2,805,415
Hong Kong	—	218,340	—	218,340
Ireland	197,784	567,579	—	765,363
Israel	20,154	—	—	20,154
Japan	18,106	1,689,596	—	1,707,702
Korea	—	274,016	—	274,016
Netherlands	106,850	1,121,246	—	1,228,096
Norway	—	86,522	—	86,522
Singapore	—	639,339	—	639,339
Sweden	146,849	285,713	—	432,562
Switzerland	68,431	1,699,765	—	1,768,196
Taiwan	—	443,384	—	443,384
United Kingdom	43,947	942,644	—	986,591
United States	1,400,034	—	—	1,400,034
Uruguay	553,634	—	—	553,634
Preferred Stocks	—	141,145	—	141,145
Short-Term Investments (a)	258,314	—	—	258,314
Total	$4,511,940	$14,510,089	$—	$19,022,029

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2IG-PH1
R-080548-2 (1/25)